Share Capital (Details) - Schedule of Information about Stock Options Outstanding	12 Months Ended
Jun. 30, 2024 $ / shares
Share Capital (Details) - Schedule of Information about Stock Options Outstanding [Line Items]
Number of options outstanding	3,773,000
Weighted average remaining contractual life (Years)	3 years 7 months 6 days
Number of options exercisable	1,336,998
Weighted average exercise price	$ 3.69
Bottom of Range [Member]
Share Capital (Details) - Schedule of Information about Stock Options Outstanding [Line Items]
Exercise prices	2.1
Top of Range [Member]
Share Capital (Details) - Schedule of Information about Stock Options Outstanding [Line Items]
Exercise prices	4
2.10 [Member]
Share Capital (Details) - Schedule of Information about Stock Options Outstanding [Line Items]
Exercise prices	$ 2.1
Number of options outstanding	1,321,000
Weighted average remaining contractual life (Years)	4 years 6 months 18 days
3.33 [Member]
Share Capital (Details) - Schedule of Information about Stock Options Outstanding [Line Items]
Exercise prices	$ 3.33
Number of options outstanding	549,667
Weighted average remaining contractual life (Years)	2 years 7 months 6 days
Number of options exercisable	372,000
Weighted average exercise price	$ 3.33
3.42 [Member]
Share Capital (Details) - Schedule of Information about Stock Options Outstanding [Line Items]
Exercise prices	$ 3.42
Number of options outstanding	756,333
Weighted average remaining contractual life (Years)	3 years 6 months 18 days
Number of options exercisable	254,332
Weighted average exercise price	$ 3.42
3.67 [Member]
Share Capital (Details) - Schedule of Information about Stock Options Outstanding [Line Items]
Exercise prices	$ 3.67
Number of options outstanding	120,000
Weighted average remaining contractual life (Years)	3 years 6 months 25 days
Number of options exercisable	40,000
Weighted average exercise price	$ 3.67
3.89 [Member]
Share Capital (Details) - Schedule of Information about Stock Options Outstanding [Line Items]
Exercise prices	$ 3.89
Number of options outstanding	10,000
Weighted average remaining contractual life (Years)	2 years 7 months 24 days
Number of options exercisable	6,666
Weighted average exercise price	$ 3.89
3.92 [Member]
Share Capital (Details) - Schedule of Information about Stock Options Outstanding [Line Items]
Exercise prices	$ 3.92
Number of options outstanding	50,000
Weighted average remaining contractual life (Years)	3 years 9 months 14 days
Number of options exercisable	16,667
Weighted average exercise price	$ 3.92
4.00 [Member]
Share Capital (Details) - Schedule of Information about Stock Options Outstanding [Line Items]
Exercise prices	$ 4
Number of options outstanding	966,000
Weighted average remaining contractual life (Years)	2 years 11 months 4 days
Number of options exercisable	647,333
Weighted average exercise price	$ 4